Expense Example, No Redemption - Class C Shares	Jun. 30, 2025 USD ($)
AAM/HIMCO Short Duration Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 163
Expense Example, No Redemption, 3 Years	524
Expense Example, No Redemption, 5 Years	911
Expense Example, No Redemption, 10 Years	1,998
AAM/Insight Select Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	160
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	855
Expense Example, No Redemption, 10 Years	$ 1,867